Investment In Unconsolidated Affiliates (Details) - Tioxide Americas - LPC - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total equity method investments	$ 114	$ 101
LPC
Schedule of Equity Method Investments [Line Items]
Ownership interest (percent)	50.00%